Award Timing Disclosure	12 Months Ended
	Dec. 29, 2024	Jan. 23, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Option Award Disclosure

The table below sets forth information on regarding options granted to our named executive officers in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report. In 2024, there was one occasion where the grant date of options occurred one business day before the filing of such a report, which related to the announcement of our quarterly and annual earnings release for the fourth quarter of 2023 and fiscal year 2023. The table below also shows the percentage change in the closing market price of the securities underlying the option award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date fair value of the award	Percentage Change
Edwin Roks	1/23/24	6,314	$441.98	$1,080,010	(5%)
Stephen F. Blackwood	1/23/24	2,432	$441.98	$415,994	(5%)
Robert Mehrabian	1/23/24	6,431	$441.98	$1,100,023	(5%)
George C. Bobb III	1/23/24	3,742	$441.98	$640,069	(5%)
Jason VanWees	1/23/24	3,362	$441.98	$575,070	(5%)

Awards Close in Time to MNPI Disclosures, Table	The table below also shows the percentage change in the closing market price of the securities underlying the option award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date fair value of the award	Percentage Change
Edwin Roks	1/23/24	6,314	$441.98	$1,080,010	(5%)
Stephen F. Blackwood	1/23/24	2,432	$441.98	$415,994	(5%)
Robert Mehrabian	1/23/24	6,431	$441.98	$1,100,023	(5%)
George C. Bobb III	1/23/24	3,742	$441.98	$640,069	(5%)
Jason VanWees	1/23/24	3,362	$441.98	$575,070	(5%)

Edwin Roks [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Edwin Roks
Underlying Securities | shares		6,314
Exercise Price | $ / shares		$ 441.98
Fair Value as of Grant Date | $		$ 1,080,010
Underlying Security Market Price Change		(5)
Stephen F Blackwood [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Stephen F. Blackwood
Underlying Securities | shares		2,432
Exercise Price | $ / shares		$ 441.98
Fair Value as of Grant Date | $		$ 415,994
Underlying Security Market Price Change		(5)
Robert Mehrabian [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Robert Mehrabian
Underlying Securities | shares		6,431
Exercise Price | $ / shares		$ 441.98
Fair Value as of Grant Date | $		$ 1,100,023
Underlying Security Market Price Change		(5)
George C Bobb III [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		George C. Bobb III
Underlying Securities | shares		3,742
Exercise Price | $ / shares		$ 441.98
Fair Value as of Grant Date | $		$ 640,069
Underlying Security Market Price Change		(5)
Jason VanWees [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Jason VanWees
Underlying Securities | shares		3,362
Exercise Price | $ / shares		$ 441.98
Fair Value as of Grant Date | $		$ 575,070
Underlying Security Market Price Change		(5)